GOLDMAN SACHS TRUST

Goldman Sachs Financial Square Funds

FST Premier Shares of the

Goldman Sachs Financial Square Money Market Fund
Goldman Sachs Financial Square Prime Obligations Fund
Goldman Sachs Financial Square Treasury Obligations Fund
Goldman Sachs Financial Square Treasury Instruments Fund
Goldman Sachs Financial Square Government Fund
Goldman Sachs Financial Square Federal Fund
Goldman Sachs Financial Square Tax-Free Money Market Fund
(the “Funds”)

FST Shares of the

Goldman Sachs Financial Square Money Market Fund

Supplement Dated January 5, 2011 to the
Prospectuses Dated December 29, 2010 (the “Prospectuses”)

The ticker symbols for each Fund on the cover page of the FST Premier Shares Prospectus are hereby deleted and replaced with the following:

■	Prime Obligations Fund: GOPXX
■	Money Market Fund: GPRXX
■	Treasury Obligations Fund: GTPXX
■	Treasury Instruments Fund: GIPXX
■	Government Fund: GGPXX
■	Federal Fund: GFPXX
■	Tax-Free Money Market Fund: GXPXX

The ticker symbol for the Goldman Sachs Financial Square Money Market Fund on the cover page of the FST Shares Prospectus is hereby deleted and replaced with the following:

■	Money Market Fund: FSMXX

This Supplement should be retained with your Prospectus for future reference.

FSTIKSTK 01-11